Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Columbia Select Large Cap Value Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Account Value		$ 23,192	$ 23,192	$ 23,192	$ 18,905	$ 20,109	$ 19,841	$ 12,457	$ 12,580	$ 13,254	$ 11,793	$ 9,757	$ 10,094	$ 9,426
Average Annual Return, Percent		15.63%	11.68%	8.78%
Columbia Select Large Cap Value Fund (Class A) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		22.67%	13.01%	9.42%
Columbia Select Large Cap Value Fund Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Account Value		$ 25,223	$ 25,223	$ 25,223	20,510	21,764	21,421	13,418	13,512	14,205	12,608	10,401	10,735	10,000
Average Annual Return, Percent		22.98%	13.30%	9.69%
Columbia Select Large Cap Value Fund (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Account Value		$ 22,826	$ 22,826	$ 22,826	18,744	20,085	19,968	12,636	12,852	13,643	12,232	10,192	10,630	10,000
Average Annual Return, Percent		20.78%	12.17%	8.60%
Columbia Select Large Cap Value Fund (Class C) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		21.78%	12.17%	8.60%
Columbia Select Large Cap Value Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 25,228	$ 25,228	$ 25,228	20,513	21,759	21,418	13,414	13,509	14,200	12,605	10,400	10,734	10,000
Average Annual Return, Percent		22.99%	13.31%	9.70%
Columbia Select Large Cap Value Fund (Institutional 2 Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Account Value		$ 25,401	$ 25,401	$ 25,401	20,638	21,880	21,524	13,474	13,563	14,248	12,643	10,421	10,745	10,000
Average Annual Return, Percent		23.08%	13.37%	9.77%
Columbia Select Large Cap Value Fund (Institutional 3 Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Account Value		$ 25,519	$ 25,519	$ 25,519	20,724	21,956	21,589	13,511	13,592	14,271	12,652	10,425	10,743	10,000
Average Annual Return, Percent	[1]	23.13%	13.43%	9.82%
Columbia Select Large Cap Value Fund (Class R)
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 24,008	$ 24,008	$ 24,008	19,620	20,922	20,693	13,017	13,181	13,922	12,419	10,297	10,682	10,000
Average Annual Return, Percent		22.36%	12.74%	9.15%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Account Value		$ 22,848	$ 22,848	$ 22,848	18,772	19,666	19,485	13,495	13,720	13,524	12,494	10,897	10,903	10,000
Average Annual Return, Percent		21.71%	10.74%	8.61%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 33,028	$ 33,028	$ 33,028	$ 25,766	$ 25,034	$ 25,109	$ 17,895	$ 15,859	$ 15,281	$ 13,359	$ 11,372	$ 11,181	$ 10,000
Average Annual Return, Percent		28.19%	15.80%	12.69%

[1]	The returns shown for periods prior to October 1, 2014 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.